Financial Risk Management	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Risk Management
26.	FINANCIAL RISK MANAGEMENT
Risk management policies are established by management, having previously been approved by the Company’s directors. Based on these policies, the Finance department has established a number of
procedures
and controls to identify, measure and manage risks deriving from the activity involving financial instruments. These policies, inter alia, prohibit the Company from speculating with derivatives.
Any

activity involving financial instruments exposes the Company to credit risk, market risk and liquidity risk.

a)	Credit risk
Credit risk arises from possible losses deriving from failure to comply with contractual obligations on the part of the Group’s counterparties, i.e., the possibility of not recovering financial assets at the amount recognized and within the established term.
The maximum credit risk exposure is as follows:

	31 December 2021		31 December 2020
(In Euros)	Non-current	Current	Non-current	Current

Customer sales and services	—	22,527,376	—	7,872,189
Other receivables	—	6,922	—	516,834
Loans to employees	—	2,222	—	119,538
Loans granted to Joint Venture	—	685,048	—	—
Receivables from Joint Venture	—	535,268	—	475,565

Trade and other financial receivables	—	23,756,836	—	8,984,126
Loans granted to Joint Venture	565,873	—	474,174	—

Non-current financial assets	565,873	—	474,174	—
Financial investments	—	57,191,545	—	239,379

Other current financial assets	—	57,191,545	—	239,379
Cash and cash equivalents	—	113,865,299	—	22,338,021
Total	565,873	194,813,680	474,174	31,561,526

The

Sales and Finance departments establish credit limits for each customer based on information received from an entity specializing in company solvency analysis. Refer to Note 13B for a further disclosure on the expected credit loss of customer sales and services.

b)	Market risk
Market risk arises from possible losses deriving from fluctuations in the fair
value or in future cash flows of financial instruments because of changes in market prices. Market risk includes interest rate, currency and other price risks.
Interest rate risk
Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates.

(In Euros)	Currency	31 Dec 2021	31 Dec 2020	31 Dec 2019

Fixed rate Loan	EUR	31,050,494	8,594,971	8,982,459
Fixed rate Loan	NOK	—	631	—
Fixed rate Loan	USD	—	95,719	—
Floating rate loan	EUR	20,295,796	13,681,111	2,793,820

Total		51,346,290	22,372,432	11,776,279

A
100
basis points change in interest rates would mean an increase (decrease) in profit or loss at 31 December 2021 amounting to Euros
690,586
(Euros
85,070
at 31 December 2020). This calculation assumes that the change occurred on the date of the report applied to the risk exposures existing on that date.
This analysis assumes that all other variables are held constant and considers the effect of interest rates.

	2021		2020
	Profit or loss		Profit or loss
(In Euros)	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	(690,586)	(690,586)	(85,070)	85,070

Currency risk
Currency risk is the risk of possible losses due to changes in the fair value of and future cash flows from financial instruments as a result of exchange rate fluctuations.
Cash

and cash equivalents, trade and other financial receivables and other current assets / deferred charges are mainly the items included within the Group’s assets and liabilities that are denominated in a currency other than the functional currency.
The following table shows the sensitivity of a reasonably possible strengthening (weakening) of the Euro in each of the foreign currencies at 31 December of monetary assets and liabilities. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	2021		2020
	Profit or loss		Profit or loss
(In Euros)	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	(8,819,351)	10,779,207	13,753	(16,810)
GBP (10% movement)	(240,989)	294,542	(71,379)	87,242
Other market price risk
The Group has acquired financial investments as investment funds in financial institutions which have been measured at FVTPL (see Note 13). These investments amount to Euros 56,930,049 at 31 December 2021 (No investments at 31 December 2020). The Group also holds investments in funds measured at FVTOC
I

(see Note 13)
. These investments amount to Euros 209,951 at 31 December 2021 (Euros 239,379 at 31 December 2020) and therefore the exposure is evaluated as not significant.
The Group has derivative warrant liabilities (see Note
13)
and put option liabilities (see Note
6)
which are measured at FVTPL.
The derivative warrant liabilities amount to Euros
83,251,712
at
31
 December
2021
including a fair value adjustment of Euros
68,953,503
compared to the Transaction date.
The put option liabilities amount to Euros
3,776,438
at
31
 December
2021
(Euros
6,338,520
at
31
 December
2020)
.

c)	Liquidity risk
Liquidity risk arises where the Group might not hold, or have access to, sufficient liquid funds at an appropriate cost to settle its payment obligations at any given time.

Details of working capital are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020

Current assets	251,490,612	41,513,468
Current liabilities	170,366,393	23,676,980

Total	81,124,219	17,836,488

The

working capital presented by the Group is sufficient to cover the various commitments arising from its activity.
Details of the maturities, by year, of the principals of the loans and borrowings at 31 December are as follows:

	31 December 2021
(In Euros)	Capital	Interest	Total

2022	33,768,839	1,057,597	34,826,436
2023	2,253,069	966,946	3,220,015
2024	4,698,544	800,925	5,499,469
2025	3,619,043	551,259	4,170,302
2026	3,542,975	327,444	3,870,419
More than five years	3,463,820	106,810	3,570,630

Total	51,346,290	3,810,981	55,157,271

	31 December 2020
(In Euros)	Capital	Interest	Total

2021	12,627,970	201,148	12,829,118
2022	1,853,412	151,482	2,004,894
2023	4,756,490	96,936	4,853,426
2024	1,515,247	45,959	1,561,206
2025	1,374,034	31,270	1,405,304
More than five years	245,279	—	245,279

Total	22,372,432	526,795	22,899,227

d)	Capital management
For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Parent. The primary objective of the Group’s capital management is to maximize the shareholder value. The Group manages its capital structure and makes adjustments in light of changes in economic conditions and its financial requirements to roll out its business plans. The Group may also issue new shares or issue/repay debt financial instruments to maintain or adjust the capital structure. The Group monitors capital management to ensure that it meets its financial needs to achieve its business objectives while maintaining its solvency.
No changes were made in the objectives, policies or processes for managing capital during the years ended 31 December 2021 and
2020.